Subordinated debentures (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Net of Holdings in Debentures	The amounts presented below are net of our own holdings in these debentures, and include the impact of fair value hedges used for managing interest rate risk.

(Millions of Canadian dollars, except percentage and foreign currency)		Interest rate		Denominated in foreign currency (millions)		As at
Maturity	Earliest par value redemption date					October 31 2024	October 31 2023
January 27, 2026 (1)		4.65%		US$	1,500	$2,026	$1,939
July 25, 2029 (1), (2)	July 25, 2024	2.74%				–	1,459
December 23, 2029 (1)	December 23, 2024	2.88%	(3)			1,495	1,442
February 1, 2033 (1)	February 1, 2028	5.01%	(4)			1,461	1,418
June 30, 2030 (1)	June 30, 2025	2.09%	(5)			1,219	1,249
November 3, 2031 (1)	November 3, 2026	2.14%	(6)			1,708	1,637
May 3, 2032 (1)	May 3, 2027	2.94%	(7)			955	919
January 28, 2033 (1)	January 28, 2028	1.67%	(8)			935	868
April 3, 2034 (1)	April 3, 2029	5.10%	(9)			2,020	–
August 8, 2034 (1)	August 8, 2029	4.83%	(10)			1,263	–
October 1, 2083	Any interest payment date		(11)			224	224
November 1, 2083	Any interest payment date		(12)			9	–
June 29, 2085	Any interest payment date		(13)	US$	174	241	241
						$13,556	$11,396
Deferred financing costs						(10)	(10)
						$13,546	$11,386

(1)	The notes include non-viability contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by
multiplying
the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the

conversion price.
(2)	On July 25, 2024, we redeemed all $1,500 million of our outstanding 2.74% subordinated debentures due July 25, 2029 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
(3)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.89% above the 3-month CDOR
, subject to transition to an ABR due to the interest rate benchmark reform.

(4)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 2.12% above the Daily Compounded CORRA .
(5)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.31% above the 3-month CDOR
, subject to transition to an ABR due to the interest rate benchmark reform.

(6)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.61% above the 3-month CDOR
, subject to transition to an ABR due to the interest rate benchmark reform.

(7)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.76% above the 3-month CDOR
, subject to transition to an ABR due to the interest rate benchmark reform.

(8)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.55% above the 3-month CDOR
, subject to transition to an ABR due to the interest rate benchmark reform.

(9)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.56% above the Daily Compounded CORRA .
(10)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.55% above the Daily Compounded CORRA.
(11)	Interest at a rate of 0.50% plus the average of mid-market quotations for Government of Canada Treasury Bills maturing in or about 30 days from the date of quotation.
(12)	Interest at a rate of 0.75% plus the average of mid-market quotations for Government of Canada Treasury Bills maturing in or about 30 days from the date of quotation.
(13)	Interest at a rate of 0.25% above the U.S. dollar 3-month London Interbank Mean Rate (LIMEAN) under a synthetic methodology, subject to transition to 0.44911% plus compounded SOFR for interest period commencing December 30, 2024 due to the interest rate benchmark reform. In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.

Maturities of Subordinated Debentures
The aggregate maturities of subordinated debentures, based on the maturity dates under the terms of issue, are as follows:

As at

(Millions of Canadian dollars)	October 31 2024
Within 1 year	$–
1 to 5 years	2,026
5 to 10 years	11,056
Thereafter	474
$13,556